INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
6.	INTANGIBLE ASSETS, NET

Intangible assets, net at December 31, 2011 consists of franchise fees for the Company’s South African restaurants of $475,376, less amortization of $5,212. The Company is amortizing these costs from the opening of each restaurant for the 20 year term of the franchise agreement with HOA.